Commitments and contingent liabilities - Narrative (Details)			2 Months Ended	12 Months Ended
	Sep. 09, 2020 USD ($)	Dec. 17, 2015 lawsuit	Dec. 31, 2020 USD ($) claim	Dec. 31, 2020 USD ($) claim	Dec. 31, 2019 USD ($)	Dec. 31, 2009 claim
Commitments and Contingencies Disclosure [Line Items]
Lending commitment maturing in less than one year			$ 30,700,000,000	$ 30,700,000,000
Lending commitment maturing in one to five years			16,400,000,000	16,400,000,000
Lending commitment maturing over five years			$ 449,000,000	$ 449,000,000
Collateralization percentage generally required for a securities lending transaction with indemnification against broker default			102.00%	102.00%
Securities lending indemnifications, secured amount of collateral			$ 493,000,000,000	$ 493,000,000,000	$ 428,000,000,000
Securities lending indemnifications, joint venture			62,000,000,000	62,000,000,000	57,000,000,000
Securities lending indemnifications, collateral joint venture			66,000,000,000	$ 66,000,000,000	61,000,000,000
Matters Related to R. Allen Stanford
Commitments and Contingencies Disclosure [Line Items]
Number of lawsuits or class actions pending | claim						2
Number of lawsuits filed | claim				3
Brazilian Postalis Litigation
Commitments and Contingencies Disclosure [Line Items]
Number of lawsuits filed | lawsuit		3
Loss contingency, damages awarded, value	$ 45,000,000
Loss contingency, damages sought, value	$ 2,000,000
German Tax Matters | Foreign Tax Authority
Commitments and Contingencies Disclosure [Line Items]
Loss contingency, damages sought, value			150,000,000
Maximum
Commitments and Contingencies Disclosure [Line Items]
Loss contingency, aggregate range of reasonable loss (up to)			730,000,000	$ 730,000,000
Standby letters of credit
Commitments and Contingencies Disclosure [Line Items]
Standby letters of credit (SBLC) collateralized with cash and securities			194,000,000	194,000,000	184,000,000
SBLC expiring within one year			1,500,000,000	1,500,000,000
SBLC expiring within one to five years			743,000,000	743,000,000
SBLC expiring after five years			0	0
Off-balance sheet credit risks			2,265,000,000	2,265,000,000	2,298,000,000
Commercial letters of credit
Commitments and Contingencies Disclosure [Line Items]
Off-balance sheet credit risks			60,000,000	60,000,000	74,000,000
Unsettled Repurchase Agreements
Commitments and Contingencies Disclosure [Line Items]
Guarantor obligations, maximum exposure, undiscounted			0	0
Unsettled Reverse Repurchase Agreements
Commitments and Contingencies Disclosure [Line Items]
Guarantor obligations, maximum exposure, undiscounted			3,200,000,000	3,200,000,000
Operating segments
Commitments and Contingencies Disclosure [Line Items]
Allowance for credit losses on lending related commitments			$ 121,000,000	$ 121,000,000	$ 94,000,000
Federal Court | Mortgage-Securitization Trusts Proceedings
Commitments and Contingencies Disclosure [Line Items]
Number of lawsuits or class actions pending | claim			3	3
State Court | Mortgage-Securitization Trusts Proceedings
Commitments and Contingencies Disclosure [Line Items]
Number of lawsuits or class actions pending | claim			1	1